CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Trade receivables	$ 0	$ 0	$ 3,424
Other receivables	0	0	685
Property and equipment	0	0	807
Deferred taxes	0	0	(3,356)
Right-of-use-assets	0	0	3,509
Intangible assets	0	0	34,157
Trade payables	0	0	(668)
Other payables	0	0	(2,492)
Put option, net	0	0	(185)
Loans from banks	0	0	(390)
Employee benefit liabilities	0	0	(985)
Lease liabilities	0	0	(3,510)
Non-controlling interests	0	0	(3,673)
Total	$ 0	$ 0	$ 27,323